Note 22 - Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Statement Line Items [Line Items]
Tax income (expense)	$ (44,015)	$ 7,709
Deferred tax assets	140,756	64,616
Deferred tax liabilities	94,317	104,089
Deferred tax liabilities, current	81,900
Deferred tax expense (income) recognised in profit or loss	(84,102)	1,481
Deductible temporary differences for which no deferred tax asset is recognised	1,016,300	1,776,837
Non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	509,300
Canada 1 [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	251,600	758,500
United States 1 [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	160,500	137,200
United States 1 [member] | Restricted non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	75,600
Turkey 1 [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	30,900	25,700
Oksut Mine [member]
Statement Line Items [Line Items]
Tax income (expense)	(8,700)	$ (10,000)
Mount Milligan Mine [member]
Statement Line Items [Line Items]
Deferred tax assets	$ 101,300		$ 0